Redeemable Convertible Preferred Shares (Tables)	12 Months Ended
Dec. 31, 2023
Redeemable Convertible Preferred Shares [Abstract]
Schedule of Redeemable Convertible Preferred Shares Activities	The Company’s Redeemable Convertible Preferred Shares activities consist of the following:
	Series A Redeemable Convertible Preferred Shares		Series A-1 Redeemable Convertible Preferred Shares		Series B Redeemable Convertible Preferred Shares		Series B-1 Redeemable Convertible Preferred Shares
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
		RMB		RMB		RMB		RMB
Balance as of January 1, 2021	724,939	58,511,842	276,940	48,687,737	227,751	67,732,191	228,813	74,959,524
Accretion of Redeemable Convertible Preferred Shares	-	6,938,024	-	5,773,133	-	8,031,324	-	8,888,302
Foreign currency translation adjustment	-	(1,415,102)	-	(1,177,507)	-	(1,638,097)	-	(1,812,888)

Balance as of December 31, 2021	724,939	64,034,764	276,940	53,283,363	227,751	74,125,418	228,813	82,034,938
Accretion of Redeemable Convertible Preferred Shares	-	8,144,087	-	6,776,699	-	9,427,439	-	10,433,390
Foreign currency translation adjustment	-	6,164,500	-	5,129,485	-	7,135,909	-	7,897,339

Balance as of December 31, 2022	724,939	78,343,351	276,940	65,189,547	227,751	90,688,766	228,813	100,365,667
Accretion of Redeemable Convertible Preferred Shares	-	8,413,619	-	7,000,977	-	9,739,445	-	10,778,688
Automatic Conversion to Class A ordinary shares upon IPO	(724,936)	(88,851,534)	(276,936)	(73,933,412)	(227,748)	(102,852,838)	(228,811)	(113,827,704)
Foreign currency translation adjustment	-	2,094,564	-	1,742,888	-	2,424,627	-	2,683,349
Others	(3)	-	(4)	-	(3)	-	(2)	-

Balance as of December 31, 2023	-	-	-	-	-	-	-	-
	Series B-2 Redeemable Convertible Preferred Shares		Series C Redeemable Convertible Preferred Shares		Series C-1 Redeemable Convertible Preferred Shares		Total
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
		RMB		RMB		RMB		RMB
Balance as of January 1, 2021	387,525	145,622,729	290,409	121,535,400	-	-	2,136,377	517,049,423
Issuance of Redeemable Convertible Preferred Shares to C-1 investors, net of issuance costs	-	-	-	-	502,147	15,477,848	502,147	15,477,848
Redeemable Convertible Preferred Shares exercised from 2021 Warrants	-	-	-	-	1,115,505	174,498,135	1,115,505	174,498,135
Redeemable Convertible Preferred Shares issued to and exercised from PFI Warrant by Black River	-	-	-	-	753,287	94,141,160	753,287	94,141,160
Beneficial conversion feature of redeemable convertible preferred shares	-	(4,711,740)	-	(10,564,815)	-	(1,665,884)	-	(16,942,439)
Accretion of Redeemable Convertible Preferred Shares	-	16,161,629	-	20,034,136	-	315,391,970	-	381,218,518
Foreign currency translation adjustment	-	(3,396,304)	-	(2,747,873)	-	(3,380,720)	-	(15,568,491)

Balance as of January 1, 2022	387,525	153,676,314	290,409	128,256,848	2,370,939	594,462,509	4,507,316	1,149,874,154
Accretion of Redeemable Convertible Preferred Shares	-	13,029,935	-	10,874,665	-	50,403,394	-	109,089,609
Foreign currency translation adjustment	-	14,594,247	-	12,180,224	-	56,454,594	-	109,556,298

Balance as of December 31, 2022	387,525	181,300,496	290,409	151,311,737	2,370,939	701,320,497	4,507,316	1,368,520,061
Issuance of Redeemable Convertible Preferred Shares to C-1 investors, net of issuance costs	-	-	-	-	563	60,170	563	60,170
Accretion of Redeemable Convertible Preferred Shares	-	13,007,081	-	10,855,591	-	50,317,395	-	110,112,796
Automatic conversion of Class A ordinary shares upon IPO	(387,524)	(199,066,600)	(290,405)	(166,139,167)	(2,371,484)	(770,044,701)	(4,507,844)	(1,514,715,956)
Foreign currency translation adjustment	-	4,759,023	-	3,971,839	-	18,346,639	-	36,022,929
Others	(1)	-	(4)	-	(18)	-	(35)	-

Balance as of December 31, 2023	-	-	-	-	-	-	-	-